Segments and Geographic Areas	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segments and Geographic Areas

Note 21.     Segments and Geographic Areas

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

We operate our business in two operating segments: Legacy YOD and Wecast Service. Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department.

Information about segments during the periods presented were as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$-
-Wecast Service	26,945,564	185,933,821
Net sales	26,945,564	185,933,821
Cost of Sales
-Legacy YOD	-	-
-Wecast Service	257,406	185,540,685
Gross profit	$26,688,158	$393,136

	March 31, 2019	December 31, 2018
TOTAL ASSETS
-Legacy YOD	$10,578,437	$26,442,810
-Wecast Service	135,643,801	51,592,929
-Unallocated assets	-	16,199,383
Total	$146,222,238	$94,235,122

Note 21. Segments and Geographic Areas

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

We operate our business in two operating segments: Legacy YOD and Wecast Service. Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department.

Information about segments during the periods presented were as follows:

	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$-	$794,273
-Wecast Service	377,742,872	143,558,567
Net sales	377,742,872	144,352,840
GROSS PROFIT
-Legacy YOD	-	31,659
-Wecast Service	3,167,834	7,132,788
Gross profit	$3,167,834	$7,164,447

	December 31,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$26,442,810	$27,141,163
-Wecast Service	51,592,929	30,084,607
-Unallocated assets	16,199,373	11,270,378
-Intersegment elimination	-	(5,051,660)
Total	$94,235,112	$63,444,488